Organization and Business Description	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization and description of business

Nisun International Enterprise Development Group Co., Ltd (“Nisun International” or the “Company”), formerly known as Hebron Technology Co., Ltd, is an investment holding company established under the laws of the British Virgin Islands (“BVI”) on May 29, 2012. On November 16, 2020, the Company officially changed its Nasdaq trading symbol to “NISN” and its name from “Hebron Technology Co., Ltd” to “Nisun International Enterprise Development Group Co., Ltd”, which the management believes more closely reflects the Company’s new financial services business. The Company conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”) in the People’s Republic of China (‘‘PRC’’).

The Group began to conduct its financial services business in 2019 through the Group’s newly acquired entities, Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech”), Beijing Hengtai Puhui Information services Co., Ltd. (“Hengpu”), Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”) and their subsidiaries. The Group provides a set of technology-driven customized financing solutions to small-and mid-size enterprises through Hengpu, Fintech, Nami Shanghai and their subsidiaries. Hengpu and Fintech provide comprehensive financing solutions for small to medium-sized enterprises, while Nami facilitates the matching of investors and small to medium-sized enterprises. The Group commenced a technology-driven integrated supply chain financing solutions through Fintech and its subsidiaries in January 2020 by involvement in bringing the lender and borrower together.

Acquisition of Nami Holding (Cayman) Co., Ltd (Note 3)

On May 31, 2020, the Group acquired 100% of Nami Holding (Cayman) Co., Ltd. (“Nami Cayman”) for $25.34 million, consisting of $7.01 million (RMB 50 million) to be paid in cash and 1,562,726 shares of our common stock issued at $11.73 per share valued at $18.33 million, to Nami Cayman’s original shareholders (See Note 3). Nami Cayman effectively controls Nami Shanghai through a series of contractual agreements (“VIE Agreements”).

Disposition of Hong Kong Xibolun Technology Co., Ltd (Note 4)

On November 30, 2020, the Group completed the disposition of its valve manufacturing and installation business. The Group sold all equity interests in its subsidiary, Hong Kong Xibolun Technology Co., Ltd. (“Hebron HK”) to Wise Metro Development Co., Ltd. (a company owned by the Company’s prior CEO and another officer) for consideration of approximately $14.95 million (RMB 98.3 million). As a result of the disposition, the Group sold all the equity interests it held in Zhejiang Xibolun Automation Project Technology Co., Ltd, Wenzhou Xibolun Fluid Equipment Co., Ltd., and Xuzhou Weijia Biotechnology Co., Ltd. The manufacturing and installation business have been presented as discontinued operations (“Discontinued Operations”) retroactively for the periods presented in the consolidated financial statements.

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. For the year ended December 31, 2020 and subsequent period up to the date of this report, the COVID-19 pandemic did not have a material negative impact on the Group’s financial services business. For the year ended December 31, 2020, the COVID-19 pandemic resulted in material adverse effects on the Group’s discontinued manufacturing and installation business. During the temporary business closure period, employees had very limited access to the Group’s manufacturing facilities, and as a result, the Group experienced difficulty providing manufacturing and installation services on a timely basis. In addition, due to the COVID-19 outbreak, some of the Group’s customers and suppliers experienced financial distress, delayed or defaulted on their payments, reduced the scale of their business, and suffered disruptions in their business. On November 30, 2020, the Group disposed of the manufacturing and installation business.

The extent of the impact on the Group’s fiscal 2021 results will be dependent on future developments such as the length and severity of the crisis, the potential resurgence of the crisis, future government actions in response to the crisis and the overall impact of the COVID-19 pandemic on the global economy and capital markets, among many other factors, all of which remain highly uncertain and unpredictable. Given this uncertainty, the Group is currently unable to quantify the expected impact of the COVID-19 pandemic on the Group’s future operations, financial condition, liquidity and results of operations if the current situation continues.

As of December 31, 2020, the Group’s subsidiaries and consolidated VIEs are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”)	July 12, 2019	BVI	100%
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”)	July 12, 2019	Hong Kong	100%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WOFE”)	December 15, 2020	PRC	100%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”)	July 12, 2019	PRC	100%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)	November 12, 2019	PRC	80%
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”)	April 09, 2019	Cayman Islands	100%
Nami Holding (Hong Kong) Co., Limited (“Nami HK”)	May 02, 2019	Hong Kong	100%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WOFE”)	April 10, 2019	PRC	100%

VIEs	,
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”)	July 12, 2019	PRC	100%
Beijing Hengtai Puhui Information Services Co., Ltd (“Hengpu”)	December 31, 2019	PRC	100%
Nami Shanghai Financial Consulting Co., Ltd (“Nami Shanghai”)	June 04, 2015	PRC	100%

Subsidiaries of the VIEs
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”)	July 12, 2019	PRC	100%
Jilin Lingang Supply Chain Management Co., Ltd (“Lingang”)	November 27, 2019	PRC	100%
NiSun Family Office (Guangzhou) Co., Ltd. (“Guangzhou”)	October 29, 2019	PRC	100%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”)	December 31, 2019	PRC	100%
Dunhua Midtown Asset Management Registration Center Co., Ltd. (“Midtown”)*	December 31, 2019	PRC	100%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”)	December 10, 2020	PRC	100%
Fintech (Henan) Supply Chain Management Co., Ltd. (“Fintech Henan”)	August 26, 2020	PRC	100%
Fintech (Jiangsu) Supply Chain Management Co., Ltd. (“Fintech Jiangsu”)	November 06, 2020	PRC	100%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”)	November 04, 2020	PRC	100%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”)	December 29, 2020	PRC	100%
Shanxi Fintech Supply Chain Management Co., Ltd (“Fintech Shanxi”)	December 30, 2020	PRC	80%
Jilin Province Lingang Hengda Supply Chain Management Co., Ltd. (“Lingang Hengda”)	August 18, 2020	PRC	100%

*	The entity was deregistered on February 19, 2021. Since the entity did not have significant operations, the deregistration did not have a material impact to the Group’s consolidated financial statements for the years ended December 31, 2020, 2019 and 2018.